Ally Master Owner Trust
Monthly Servicing Report
December 16, 2013

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of November 30, 2013

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$16,894,768,707.54	496,568	$34,023.07	89.27%
Used Auto	$1,903,007,244.90	105,024	$18,119.74	10.06%
Medium Duty Trucks	$23,106,594.10	589	$39,230.21	0.12%
Less Dealer Reserve	$1,449,410,930.64
Total	$17,371,471,615.90	602,181		99.45%

Ally Bank Retained Receivables
New Auto	$49,210,002.63	1,443	$34,102.57	0.26%
Used Auto	$10,433,448.66	371	$28,122.50	0.06%
Medium Duty Trucks	$0.00	—	$0.00	0.00%
DPP	$44,490,780.11	1,492	$29,819.56	0.24%
Other	$0.00	—	—	0.00%
Total	$104,134,231.40	3,306		0.55%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$17,475,605,847.30	605,487		100.00%
Dealer Reserve	$1,449,410,930.64
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$18,925,016,777.94	605,487		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$16,966,776,446.14	2,649	89.65%
Limited	Eligible	$1,850,818,558.42	332	9.78%
Programmed	Eligible	$2,009,402.08	5	0.01%
No-Credit	Eligible	$1,278,139.90	25	0.01%
Satisfactory	Ineligible	$91,591,170.84	N/A	0.48%
Limited	Ineligible	$2,490,250.47	N/A	0.01%
Programmed	Ineligible	$—	N/A	0.00%
No-Credit	Ineligible	$10,052,810.09	N/A	0.05%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$18,925,016,777.94	3,011	100.00%

			# of	% of Total
			Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days		$15,602,030,697.01	503,899	82.44%
121-180 Days		$1,750,406,494.10	51,461	9.25%
181-270 Days		$862,493,291.06	27,406	4.56%
Over 270 Days		$710,086,295.77	22,721	3.75%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$18,925,016,777.94	605,487	100.00%

This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.